Risks and Concentration (Tables)	12 Months Ended
Dec. 31, 2024
Risks and Uncertainties [Abstract]
Schedule of concentration of customers and suppliers
The following table summarizes customers with greater than 10.0% of the accounts receivable - third parties, net:

	As of December 31,
	2023	2024
Customer A, a third party	42.0%	54.1%
Customer B, a third party	Less than 10.0%	25.7%
Customer C, a third party	28.6%	Less than 10.0%
Customer D, a third party	15.1%	Less than 10.0%
Customers contributed more than 10.0% of total revenues are as follows:

	Year Ended December 31,
	2022	2023	2024
Geely Group and its subsidiaries	67.0%	78.5%	81.8%
Customer A, a third party	12.6%	Less than 10.0%	Less than 10.0%
Customer B, a third party	12.5%	Less than 10.0%	Less than 10.0%
The following table summarizes suppliers with greater than 10.0% of the accounts payable:

	As of December 31,
	2023	2024
Supplier A, a third party	12.5%	Less than 10.0%
Supplier B, a third party	15.7%	14.6%
Supplier C, a third party	22.8%	28.2%
Supplier D, a third party	Less than 10.0%	13.1%
Suppliers accounting for more than 10.0% of total purchases are as follows:

	Year Ended December 31,
	2022	2023	2024
Supplier A, a third party	12.7%	12.1%	Less than 10.0%
Supplier B, a third party	17.4%	20.2%	17.3%
Supplier C, a third party	Less than 10.0%	15.4%	21.8%
Supplier D, a third party	Less than 10.0%	Less than 10.0%	12.2%